Mortgage-backed Securities Held to Maturity	12 Months Ended
Sep. 30, 2011
Mortgage-backed Securities Held to Maturity [Abstract]
MORTGAGE-BACKED SECURITIES HELD TO MATURITY

(5) MORTGAGE-BACKED SECURITIES HELD TO MATURITY

The following tables present a summary of mortgage-backed securities held to maturity. Dollar amounts are expressed in thousands.

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FHLMC participation certificates:
Fixed rate	$45	1	—	46
FNMA pass-through certificates:
Fixed rate	5	1	—	6
Balloon maturity and adjustable rate	28	—	—	28
Collateralized mortgage obligations	39,068	101	218	38,951

Total	$39,146	103	218	39,031

	September 30, 2010
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FHLMC participation certificates:
Fixed rate	$52	2	—	54
FNMA pass-through certificates:
Fixed rate	7	—	—	7
Balloon maturity and adjustable rate	32	1	—	33
Collateralized mortgage obligations	46,185	230	209	46,206

Total	$46,276	233	209	46,300

The following tables present a summary of the fair value and gross unrealized losses of those mortgage-backed securities held to maturity which had unrealized losses at September 30, 2011. Dollar amounts are expressed in thousands.

	Less Than 12 Months		12 Months or Longer
	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
Collateralized mortgage obligations	$30,150	218	$—	—

The scheduled maturities of mortgage-backed securities held to maturity at September 30, 2011, are presented in the following table. Dollar amounts are expressed in thousands.

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due from one to five years	$5	1	—	6
Due from five to ten years	3,356	2	48	3,310
Due after ten years	35,785	100	170	35,715

Total	$39,146	103	218	39,031

Actual maturities of mortgage-backed securities held to maturity may differ from scheduled maturities depending on the repayment characteristics and experience of the underlying financial instruments, on which borrowers have the right to prepay certain obligations.

The principal balances of mortgage-backed securities held to maturity that are pledged to secure certain obligations of the Bank as of September 30 are as follows. Dollar amounts are expressed in thousands.

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$22	—	—	22
FRB advance commitments	32,003	100	95	32,008

Total	$32,025	100	95	32,030

	September 30, 2010
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$24	—	—	24
FRB advance commitments	46,185	231	209	46,207

Total	$46,209	231	209	46,231

All dispositions of mortgage-backed securities held to maturity during fiscal 2011, 2010, and 2009 were the result of maturities, with the exception of the transfers noted in Footnote 4.